Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 58,253,000		$ 81,712,000	$ 99,535,000
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 18,014,000		$ 28,371,000	$ 4,090,000
Khosla | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account		$ 416,350,445
Derivative liability – Class K Founder Shares		$ 16,550,000